INCOME TAXES - Changes of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Beginning balance	$ 3,678	$ 1,238	$ 1,060
Addition	1,186	2,511	209
Foreign exchange effect	177	(71)	(31)
Ending Balance	$ 5,041	$ 3,678	$ 1,238